Note 7 - Accounts Payable and Accrued Expenses (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 27, 2016	Jan. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017	Dec. 30, 2016	Dec. 27, 2016	Sep. 17, 2016
Accrued Payroll Taxes, Possible Reduced Amount			$ 5,000		$ 5,000
Accrued Bonuses, Current					80,000
Share Price							$ 0.51	$ 0.83	$ 0.86	$ 0.70
Selling, General and Administrative Expense			$ 1,055,055	$ 930,907	$ 3,714,398	$ 3,551,522
Chief Executive Officer [Member]
Accrued Bonuses, Current	$ 60,000
Bonuses Paid	20,000	$ 40,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Bonuses Paid		40,000
Officer [Member]
Stock Issued During Period, Shares, Issued for Services						738,837
Selling, General and Administrative Expense						$ 309,975
Officer [Member] | Minimum [Member]
Share Price						$ 0.35
Officer [Member] | Maximum [Member]
Share Price						$ 0.36
Consultants [Member]
Stock Issued During Period, Shares, Issued for Services			144,545	192,214	2,342,264	631,643
Selling, General and Administrative Expense			$ 82,480	$ 73,658	$ 993,078	$ 360,364
Consultants [Member] | Minimum [Member]
Share Price					$ 0.25	$ 0.35
Consultants [Member] | Maximum [Member]
Share Price					$ 0.83	$ 0.36
Chief Science Officer [Member]
Accrued Bonuses, Current	$ 60,000
Chief Science Officer [Member] | Subsequent Event [Member]
Bonuses Paid		$ 40,000